EVENTS AFTER THE REPORTING PERIOD	6 Months Ended
Jun. 27, 2025
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
On 11 July 2025, Germany substantively enacted legislation to reduce its corporate income tax rate by 1 percentage point per annum over a five-year period, from 2028 to 2032, ultimately lowering the rate to approximately 25%.
As this legislative change was substantively enacted after the Group’s balance sheet date of 27 June 2025, but before the interim financial statements were authorised for issue, it is considered a non-adjusting event in accordance with IAS 10 - Events After the Reporting Period. Accordingly, the deferred tax balances have not been remeasured as at the reporting date.
The Group is currently assessing the impact of the remeasurement, and it is expected that the rate change will result in a reduction in deferred tax liabilities, not exceeding €70 million.
On 24 July 2025, the Supreme Court of Spain released its ruling on a tax jurisdiction dispute, determining whether the Spanish Tax Authorities (“STA”) or the Tax Authorities of Bizkaia (Basque Country, referred to as “BTA”) are responsible for collecting VAT from the Group in relation to its operations carried out in the Basque territory between 2013 and 2016. Further details regarding this dispute can be found in Note 26 of our 2024 Annual Report.
As a result of the ruling, the STA is required to refund approximately €250 million in VAT, including interest, to the Group. Conversely, the Group must repay approximately €280 million, including interest, to the BTA for VAT received in December 2022. The €30 million difference between the receivable from the STA and the payable to the BTA is attributable to previously recognised balance sheet positions. The Supreme Court’s decision upholds the principle of VAT neutrality in jurisdictional disputes.
As the ruling constitutes an adjusting post-balance sheet event, as at 27 June 2025, the Group has recognised a VAT receivable of €250 million from the STA, and a VAT payable of €280 million to the BTA. Both amounts are expected to be settled concurrently.